Revenue Recognition	9 Months Ended
Sep. 30, 2021
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 12:- REVENUE RECOGNITION

Revenue disaggregated by revenue source for the nine months ended September 30, 2021 and 2020, consists of the following:

	Nine months ended September 30,
	2021	2020

Systems	$139,979	$55,266
Ink and consumables	66,703	48,270
Services	14,620	10,566
Service contracts and software subscriptions	13,156	6,938

Total revenue	$234,458	$121,040

The following table presents revenue disaggregated by geography based on customer location:

	Nine months ended September 30,
	2021	2020

U.S	$157,523	$71,471
EMEA	52,745	31,581
Asia Pacific	17,129	10,624
Other	7,061	7,364

Total revenue	$234,458	$121,040

Remaining performance obligations represents contracted revenues that have not yet been recognized, which includes deferred revenues and non-cancelable contracts that will be invoiced and recognized as revenue in future periods. The following table represents the remaining performance obligations as of September 30, 2021, which are expected to be satisfied and recognized in future periods:

	Remainder of 2021	2022	2023 and thereafter
Product	$12,672	$-	$-
Services	2,769	3,735	400

Total	$15,441	$3,735	$400

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $11,824 and $27,156 as of September 30, 2021 and December 31, 2020, respectively and are presented under deferred revenues and advances from customers and other long-term liabilities. During the nine months ended September 30, 2021, the Company recognized revenues in the amount of $16,535 which have been included in the contract liabilities at January 1, 2021.

Provision for returns amounted to $2,238 and $1,759 as of September 30, 2021 and December 31, 2020, respectively.